SEMI-ANNUAL REPORT AS OF
SEPTEMBER 30, 1998 (UNAUDITED)


SEI ASSET
ALLOCATION TRUST



----------------------------------
Diversified Conservative Income
----------------------------------
Diversified Conservative
----------------------------------
Diversified Global Moderate Growth
----------------------------------
Diversified Moderate Growth
----------------------------------
Diversified Global Growth
----------------------------------
Diversified Global Stock
----------------------------------
Diversified U.S. Stock
----------------------------------


[LOGO OMITTED]

The art of people.
The science of results.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS...................................................     1
STATEMENT OF OPERATIONS...................................................     6
STATEMENT OF CHANGES IN NET ASSETS........................................     8
FINANCIAL HIGHLIGHTS......................................................    10
NOTES TO FINANCIAL STATEMENTS.............................................    12

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1998 (UNAUDITED)

DIVERSIFIED CONSERVATIVE
INCOME FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 24.3%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      109,565       $ 2,302
   SEI Institutional Managed Trust
     Large Cap Value Portfolio       133,068         2,303
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio*      31,636           433
   SEI Institutional Managed Trust
     Small Cap Value Portfolio        32,352           442
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $5,977)                                     5,480
                                                   -------

FIXED INCOME FUND -- 55.2%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio   1,140,020        12,449
                                                   -------
TOTAL FIXED INCOME FUND
   (Cost $12,017)                                   12,449
                                                   -------

MONEY MARKET FUND -- 20.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio          4,501,927         4,502
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $4,502)                                     4,502
                                                   -------
TOTAL INVESTMENTS -- 99.5%
   (Cost $22,496)                                   22,431
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.5%
   Other Assets and Liabilities, Net                   119
                                                   -------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on 1,521,207
   outstanding shares of
   beneficial interest                              17,137
Portfolio Shares of Class D
   (unlimited authorization --
    no par value) based on
   420,964 outstanding shares of
   beneficial interest                               4,693
Undistributed net investment income                    253
Accumulated net realized gain
   on investments                                      532
Net unrealized depreciation
   on investments                                      (65)
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $22,550
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 11.62
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 11.56
                                                   =======

*NON-INCOME PRODUCING FUND

DIVERSIFIED CONSERVATIVE
INCOME FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 39.4%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      233,726       $ 4,911
   SEI Institutional Managed Trust
     Large Cap Value Portfolio       281,880         4,879
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio*      69,535           951
   SEI Institutional Managed Trust
     Small Cap Value Portfolio        69,031           944
   SEI Institutional International
     Trust International Equity
     Portfolio                       315,187         2,887
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $15,384)                                   14,572
                                                   -------

FIXED INCOME FUNDS -- 59.4%
   SEI Institutional International
     Trust International Fixed
     Income Portfolio                461,992         5,493
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio   1,510,085        16,490
                                                   -------
TOTAL FIXED INCOME FUNDS
   (Cost $20,768)                                   21,983
                                                   -------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            374,407           374
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $374)                                         374
                                                   -------
TOTAL INVESTMENTS -- 99.8%
   (Cost $36,526)                                   36,929
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Other Assets and Liabilities, Net                    87
                                                   -------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   2,336,799 outstanding shares of
   beneficial interest                              24,393
Portfolio Shares of Class D
   (unlimited authorization --
   no par value) based on
   1,002,342 outstanding shares of
   beneficial interest                              10,726
Undistributed net investment income                    231
Accumulated net realized gain on investments         1,263
Net unrealized appreciation on investments             403
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $37,016
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 11.10
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 11.06
                                                   =======

*NON-INCOME PRODUCING FUND


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1998 (UNAUDITED)

DIVERSIFIED GLOBAL
MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 57.7%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      210,435       $ 4,421
   SEI Institutional Managed Trust
     Large Cap Value Portfolio       254,996         4,414
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio*      58,385           799
   SEI Institutional Managed Trust
     Small Cap Value Portfolio        59,239           810
   SEI Institutional International
     Trust International Equity
     Portfolio                       325,172         2,979
   SEI Institutional International
     Trust Emerging Markets
     Equity Portfolio                237,993         1,473
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $16,907)                                   14,896
                                                   -------

FIXED INCOME FUNDS -- 41.2%
   SEI Institutional Managed Trust
     High Yield Bond Portfolio        92,198           997
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio     629,522         6,874
   SEI Institutional International
     Trust Emerging Markets
     Debt Portfolio                  149,757         1,024
   SEI Institutional International
     Trust International Fixed
     Income Portfolio                145,808         1,734
                                                   -------
TOTAL FIXED INCOME FUND
   (Cost $10,654)                                   10,629
                                                   -------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            271,477           271
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $271)                                         271
                                                   -------
TOTAL INVESTMENTS -- 99.9%
   (Cost $27,832)                                   25,796
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.1%
Other Assets and Liabilities, Net                       30
                                                   -------
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   1,780,205 outstanding shares of
   beneficial interest                             $21,062
Portfolio Shares of Class D
   (unlimited authorization --
   no par value) based on
   530,109 outstanding shares of
   beneficial interest                               5,929
Undistributed net investment income                    124
Accumulated net realized gain on investments           747
Net unrealized depreciation on investments          (2,036)
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $25,826
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 11.20
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 11.10
                                                   =======

*NON-INCOME PRODUCING FUND

DIVERSIFIED MODERATE
GROWTH FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 59.2%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      838,051       $17,607
   SEI Institutional Managed Trust
     Large Cap Value Portfolio     1,011,267        17,505
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio*     239,634         3,278
   SEI Institutional Managed Trust
     Small Cap Value Portfolio       240,402         3,286
   SEI Institutional International
     Trust International Equity
     Portfolio                     1,132,046        10,370
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $55,509)                                   52,046
                                                   -------

FIXED INCOME FUNDS -- 39.8%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio   2,392,567        26,127
   SEI Institutional International
     Trust International Fixed
     Income Portfolio                739,148         8,788
                                                   -------
TOTAL FIXED INCOME FUNDS
   (Cost $33,008)                                   34,915
                                                   -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            873,581       $   874
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $874)                                         874
                                                   -------
TOTAL INVESTMENTS -- 100.0%
   (Cost $89,391)                                   87,835
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.0%
Other Assets and Liabilities, Net                       32
                                                   -------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   5,296,329 outstanding shares of
   beneficial interest                              64,081
Portfolio Shares of Class D
   (unlimited authorization --
   no par value) based on
   1,754,517 outstanding shares of
   beneficial interest                              21,104
Undistributed net investment income                    385
Accumulated net realized gain on investments         3,853
Net unrealized depreciation on investments          (1,556)
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $87,867
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 12.48
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 12.41
                                                   =======

*NON-INCOME PRODUCING FUND

DIVERSIFIED GLOBAL
GROWTH FUND
EQUITY FUNDS -- 79.1%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      897,307       $18,852
   SEI Institutional Managed Trust
     Large Cap Value Portfolio     1,095,064        18,956
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio*     258,530         3,537
   SEI Institutional Managed Trust
     Small Cap Value Portfolio       258,368         3,532
   SEI Institutional International
     Trust International Equity
     Portfolio                     1,344,961        12,320
   SEI Institutional International
     Trust Emerging Markets
     Equity Portfolio              1,043,610         6,460
                                                   -------


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
--------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
   (Cost $69,421)                                  $63,657
                                                   -------

FIXED INCOME FUNDS -- 19.9%
   SEI Institutional Managed Trust
     Core Fixed Income Portfolio     930,750        10,164
   SEI Institutional Managed Trust
     High Yield Bond Portfolio       148,222         1,602
   SEI Institutional International
     Trust Emerging Markets
     Debt Portfolio                  232,425         1,590
   SEI Institutional International
     Trust International Fixed
     Income Portfolio                227,070         2,700
                                                   -------
TOTAL FIXED INCOME FUNDS
   (Cost $16,017)                                   16,056
                                                   -------

MONEY MARKET FUND -- 1.1%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            897,497           897
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $897)                                         897
                                                   -------
TOTAL INVESTMENTS -- 100.1%
   (Cost $86,335)                                   80,610
                                                   -------
OTHER ASSETS AND LIABILITIES -- (0.1%)
   Other Assets and Liabilities, Net                  (103)
                                                   -------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   5,649,606 outstanding shares of
   beneficial interest                              69,608
Portfolio Shares of Class D
   (unlimited authorization --
   no par value) based on
   1,168,246 outstanding shares of
   beneficial interest                              12,932
Undistributed net investment income                    253
Accumulated net realized gain on investments         3,439
Net unrealized depreciation on investments          (5,725)
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $80,507
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 11.82
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 11.76
                                                   =======

*NON-INCOME PRODUCING FUND

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1998 (UNAUDITED)

DIVERSIFIED GLOBAL
STOCK FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 98.8%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio      424,807       $ 8,925
   SEI Institutional Managed Trust
     Large Cap Value Portfolio       517,097         8,951
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio*     122,937         1,682
   SEI Institutional Managed Trust
     Small Cap Value Portfolio       124,875         1,707
   SEI Institutional International
     Trust International Equity
     Portfolio                       682,461         6,251
   SEI Institutional International
     Trust Emerging Markets
     Equity Portfolio                503,674         3,118
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $35,025)                                   30,634
                                                   -------

MONEY MARKET FUND -- 1.1%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            335,054           335
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $335)                                         335
                                                   -------
TOTAL INVESTMENTS -- 99.9%
   (Cost $35,360)                                   30,969
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.1%
   Other Assets and Liabilities, Net                    47
                                                   -------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   2,308,484 outstanding shares of
   beneficial interest                              27,405
Portfolio Shares of Class D
   (unlimited authorization --
   no par value) based on
   497,357 outstanding shares of
   beneficial interest                               6,348
Undistributed net investment income                     30
Accumulated net realized gain on investments         1,624
Net unrealized depreciation on investments          (4,391)
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $31,016
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 11.08
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 10.93
                                                   =======

*NON-INCOME PRODUCING FUND

DIVERSIFIED U.S.
STOCK FUND
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                          SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 99.4%
   SEI Institutional Managed Trust
     Large Cap Growth Portfolio    1,114,153       $23,408
   SEI Institutional Managed Trust
     Large Cap Value Portfolio     1,358,366        23,513
   SEI Institutional Managed Trust
     Small Cap Growth Portfolio*     327,047         4,474
   SEI Institutional Managed Trust
     Small Cap Value Portfolio       332,186         4,541
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $60,981)                                   55,936
                                                   -------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Portfolio            579,575           580
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $580)                                         580
                                                   -------
TOTAL INVESTMENTS -- 100.4%
   (Cost $61,561)                                   56,516
                                                   -------
OTHER ASSETS AND LIABILITIES -- (0.4%)
   Other Assets and Liabilities, Net                  (215)
                                                   -------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   2,777,433 outstanding shares of
   beneficial interest                              39,858
Portfolio Shares of Class D
   (unlimited authorization --
   no par value) based on
   1,282,393 outstanding shares of
   beneficial interest                              16,413
Undistributed net investment income                     77
Accumulated net realized gain on investments         4,998
Net unrealized depreciation on investments          (5,045)
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $56,301
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 13.94
                                                   =======

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 13.70
                                                   =======

*NON-INCOME PRODUCING FUND


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       This Page Left Intentionally Blank

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- FOR THE SIX MONTH PERIOD ENDED
SEPTEMBER 30, 1998 (UNAUDITED)

                                                  ------------              ------------                -----------
                                                   DIVERSIFIED                                          DIVERSIFIED
                                                  CONSERVATIVE               DIVERSIFIED                   GLOBAL
                                                     INCOME                 CONSERVATIVE                  MODERATE
                                                      FUND                      FUND                    GROWTH FUND
                                                  ------------              ------------                -----------
INVESTMENT INCOME:
   Income distributions from
     underlying funds                               $   463                    $  473                    $   259
                                                    -------                    ------                    -------
EXPENSES:
   Administration fees                                   22                        34                         24
   Less administration fees waived                      (22)                      (34)                       (24)
   Investment advisory fees                              11                        17                         12
   Less investment advisory fees waived                 (11)                      (17)                       (12)
   Reimbursement by administrator                        (2)                       (5)                        (7)
   Custodian fees                                         3                         2                          2
   Transfer agent fees                                    2                         1                          2
   Professional fees                                      2                         4                          3
   Registration & filing fees                             3                        11                          8
   Printing fees                                          2                         4                          3
   Trustee fees                                           1                         2                          1
   Distribution & shareholder
     servicing fees*                                     18                        45                         34
   Amortization of deferred
     organization costs                                   2                         2                          2
                                                    -------                    ------                    -------
         Total expenses after waivers
           and reimbursements                            31                        66                         48
                                                    -------                    ------                    -------
NET INVESTMENT INCOME                                   432                       407                        211
                                                    -------                    ------                    -------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Capital gain distributions received
     from investments                                    --                        --                         --
   Net realized gain from
     security transactions                              211                       456                        134
   Net change in unrealized
     depreciation on investments                       (586)                   (1,259)                    (2,994)
                                                    -------                    ------                    -------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $    57                    $ (396)                   $(2,649)
                                                    =======                    ======                    =======


*All distribution and shareholder servicing fees are incurred at the
 Class D level.
Amounts designated as "--" are zero or have been rounded to zero.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       -----------        -----------        -----------         -----------
                                       DIVERSIFIED        DIVERSIFIED        DIVERSIFIED
                                        MODERATE            GLOBAL              GLOBAL           DIVERSIFIED
                                         GROWTH             GROWTH               STOCK            U.S. STOCK
                                          FUND               FUND                FUND                FUND
                                       -----------        -----------        -----------        ------------
INVESTMENT INCOME:
   Income distributions from
     underlying funds                    $   775            $    541           $    81             $   204
                                         -------            --------           -------             -------
EXPENSES:
   Administration fees                        77                  82                30                  56
   Less administration fees waived           (77)                (82)              (30)                (56)
   Investment advisory fees                   38                  41                15                  28
   Less investment advisory fees waived      (38)                (41)              (15)                (28)
   Reimbursement by administrator            (50)                (35)              (29)                (27)
   Custodian fees                              4                   3                 2                   2
   Transfer agent fees                        19                  11                17                  15
   Professional fees                          13                  14                 3                   8
   Registration & filing fees                 43                  41                16                  27
   Printing fees                              10                   9                 3                   5
   Trustee fees                                4                   4                 3                   2
   Distribution & shareholder
     servicing fees*                          82                  73                26                  85
   Amortization of deferred
     organization costs                        2                   2                 2                   2
                                         -------            --------           -------             -------
         Total expenses after waivers
           and reimbursements                127                 122                43                 119
                                         -------            --------           -------             -------
  NET INVESTMENT INCOME                      648                 419                38                  85
                                         -------            --------           -------             -------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Capital gain distributions received
     from investments                         --                  --                --                  --
   Net realized gain from                  1,665                 665               830               2,944
     security transactions
   Net change in unrealized               (7,086)            (12,853)           (6,740)            (12,111)
     depreciation on investments         -------            --------           -------             -------

NET INCREASE (DECREASE) IN NET ASSETS    $(4,773)           $(11,769)          $(5,872)            $(9,082)
   FROM OPERATIONS                       =======            ========           =======             =======

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- FOR THE SIX MONTH PERIOD ENDED
SEPTEMBER 30, 1998 (UNAUDITED) AND FOR THE YEAR ENDED MARCH 31, 1998

                                                                                ------------------   ------------------
                                                                                    DIVERSIFIED
                                                                                   CONSERVATIVE         DIVERSIFIED
                                                                                      INCOME           CONSERVATIVE
                                                                                       FUND                FUND
                                                                                ------------------   ------------------

                                                                                4/1/98-    4/1/97-   4/1/98-    4/1/97-
                                                                                9/30/98    3/31/98   9/30/98    3/31/98
                                                                                -------    -------   -------    -------
OPERATIONS:
   Net investment income                                                        $   432    $   400   $   407    $   554
   Capital gain distributions received from investments                              --        213        --        630
   Net realized gain from security transactions                                     211        358       456        313
   Net change in unrealized appreciation (depreciation) on investments             (586)       555    (1,259)     1,857
                                                                                -------    -------   -------    -------
Net increase (decrease) in net assets resulting from operations                      57      1,526      (396)     3,354
                                                                                -------    -------   -------    -------

DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                                       (282)      (245)     (274)      (356)
     Class D                                                                        (37)       (46)      (50)       (77)
   Net realized gains:
     Class A                                                                         --       (260)       --       (264)
     Class D                                                                         --        (64)       --        (82)
                                                                                -------    -------   -------    -------
   Total distributions                                                             (319)      (615)     (324)      (779)
                                                                                -------    -------   -------    -------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from shares issued                                                    9,858     13,180     9,626     17,787
   Reinvestment of distributions                                                    211        369       215        496
   Cost of shares redeemed                                                       (6,033)    (3,370)   (5,577)    (4,157)
                                                                                -------    -------   -------    -------
   Increase in net assets derived from Class A transactions                       4,036     10,179     4,264     14,126
                                                                                -------    -------   -------    -------
CLASS D:
   Proceeds from shares issued                                                    2,846      3,994     6,926      5,038
   Reinvestment of distributions                                                     33        110        50        159
   Cost of shares redeemed                                                         (565)    (2,318)   (1,471)    (1,624)
                                                                                -------    -------   -------    -------
   Increase (Decrease) in net assets derived from Class D transactions            2,314      1,786     5,505      3,573
                                                                                -------    -------   -------    -------
   Increase in net assets derived from capital share transactions                 6,350     11,965     9,769     17,699
                                                                                -------    -------   -------    -------
   Net increase in net assets                                                     6,088     12,876     9,049     20,274
                                                                                -------    -------   -------    -------
NET ASSETS:
   Beginning of period                                                           16,462      3,586    27,967      7,693
                                                                                -------    -------   -------    -------
   End of period                                                                $22,550    $16,462   $37,016    $27,967
                                                                                =======    =======   =======    =======
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Shares issued                                                                    841      1,161       854      1,674
   Shares issued in lieu of cash distributions                                       18         33        19         47
   Shares redeemed                                                                 (516)      (298)     (493)      (386)
                                                                                -------    -------   -------    -------
   Total Class A transactions                                                       343        896       380      1,335
                                                                                -------    -------   -------    -------
CLASS D:
   Shares issued                                                                    244        359       611        476
   Shares issued in lieu of cash distributions                                        3         10         4         15
   Shares redeemed                                                                  (48)      (204)     (131)      (151)
                                                                                -------    -------   -------    -------
     Total Class D transactions                                                     199        165       484        340
                                                                                -------    -------   -------    -------
   Increase in capital shares                                                       542      1,061       864      1,675
                                                                                =======    =======   =======    =======


AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
 8

--------------------------------------------------------------------------------


                                                                              ------------------    ------------------
                                                                                  DIVERSIFIED          DIVERSIFIED
                                                                                    GLOBAL               MODERATE
                                                                                MODERATE GROWTH           GROWTH
                                                                                     FUND                  FUND
                                                                              ------------------    ------------------

                                                                              4/1/98-    4/1/97-    4/1/98-    4/1/97-
                                                                              9/30/98    3/31/98    9/30/98    3/31/98
                                                                              -------    -------    -------    -------
OPERATIONS:
   Net investment income                                                      $   211    $   229    $   648     $  846
   Capital gain distributions received from investments                            --        502         --      1,771
   Net realized gain from security transactions                                   134        187      1,665        935
   Net change in unrealized appreciation (depreciation) on investments         (2,994)       960     (7,086)     5,707
                                                                              -------    -------    -------    -------
Net increase (decrease) in net assets resulting from operations                (2,649)     1,878     (4,773)     9,259
                                                                              -------    -------    -------    -------

DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                                     (122)      (111)      (417)      (622)
     Class D                                                                      (23)       (60)       (43)       (84)
   Net realized gains:
     Class A                                                                       --        (41)        --     (1,057)
     Class D                                                                       --        (35)        --       (197)
                                                                              -------    -------    -------    -------
   Total distributions                                                           (145)      (247)      (460)    (1,960)
                                                                              -------    -------    -------    -------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from shares issued                                                 11,619     13,106     27,759     35,766
   Reinvestment of distributions                                                   98        118        295      1,174
   Cost of shares redeemed                                                     (2,905)    (1,042)    (8,816)    (7,312)
                                                                              -------    -------    -------    -------
   Increase in net assets derived from Class A transactions                     8,812     12,182     19,238     29,628
                                                                              -------    -------    -------    -------
CLASS D:
   Proceeds from shares issued                                                    831      8,923     15,982      3,856
   Reinvestment of distributions                                                   23         95         41        281
   Cost of shares redeemed                                                     (1,302)    (2,728)    (1,773)    (3,363)
                                                                              -------    -------    -------    -------
   Increase (Decrease) in net assets derived from Class D transactions           (448)     6,290     14,250        774
                                                                              -------    -------    -------    -------
   Increase in net assets derived from capital share transactions               8,364     18,472     33,488     30,402
                                                                              -------    -------    -------    -------
   Net increase in net assets                                                   5,570     20,103     28,255     37,701
                                                                              -------    -------    -------    -------
NET ASSETS:
   Beginning of period
                                                                               20,256        153     59,612     21,911
   End of period                                                              -------    -------    -------    -------
                                                                              $25,826    $20,256    $87,867    $59,612
CAPITAL SHARE TRANSACTIONS:                                                   =======    =======    =======    =======
CLASS A:
   Shares issued                                                                  952      1,133      2,116      2,901
   Shares issued in lieu of cash distributions                                      8         10         22         96
   Shares redeemed                                                               (242)       (88)      (675)      (602)
                                                                              -------    -------    -------    -------
   Total Class A transactions                                                     718      1,055      1,463      2,395
                                                                              -------    -------    -------    -------
CLASS D:
   Shares issued                                                                   71        783      1,212        332
   Shares issued in lieu of cash distributions                                     --          8          3         23
   Shares redeemed                                                               (106)      (234)      (140)      (282)
                                                                              -------    -------    -------    -------
     Total Class D transactions                                                   (35)       557      1,075         73
                                                                              -------    -------    -------    -------
   Increase in capital shares                                                     683      1,612      2,538      2,468
                                                                              =======    =======    =======    =======



                                                               ------------------    ------------------   ------------------
                                                                   DIVERSIFIED           DIVERSIFIED
                                                                     GLOBAL                GLOBAL             DIVERSIFIED
                                                                     GROWTH                 STOCK             U.S. STOCK
                                                                      FUND                   FUND                FUND
                                                               ------------------    ------------------   ------------------

                                                               4/1/98-    4/1/97-    4/1/98-    4/1/97-   4/1/98-    4/1/97-
                                                               9/30/98    3/31/98    9/30/98    3/31/98   9/30/98    3/31/98
                                                               -------    -------    -------    -------   --------   -------
OPERATIONS:
   Net investment income                                       $   419    $   704    $    38    $    91   $     85   $    47
   Capital gain distributions received from investments             --      2,437         --        773         --     1,895
   Net realized gain from security transactions                    665      1,042        830         71      2,944     1,139
   Net change in unrealized appreciation
      (depreciation) on investments                            (12,853)     7,169     (6,740)     2,482    (12,111)    6,802
                                                               -------    -------    -------    -------   --------   -------
Net increase (decrease) in net assets resulting
      from operations                                          (11,769)    11,352     (5,872)     3,417     (9,082)    9,883
                                                               -------    -------    -------    -------   --------   -------

DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                      (260)      (561)        (8)       (93)        (8)      (64)
     Class D                                                        --        (80)        --         (7)        --        --
   Net realized gains:
     Class A                                                        --     (1,188)        --       (146)        --    (1,145)
     Class D                                                        --       (349)        --        (21)        --      (614)
                                                               -------    -------    -------    -------   --------   -------
   Total distributions                                            (260)    (2,178)        (8)      (267)        (8)   (1,823)
                                                               -------    -------    -------    -------   --------   -------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from shares issued                                  27,921     38,977     13,760     13,759     30,385    13,930
   Reinvestment of distributions                                   224      1,501         --        222          7       974
   Cost of shares redeemed                                      (8,483)    (6,332)    (3,218)    (1,931)   (10,762)   (3,394)
                                                               -------    -------    -------    -------   --------   -------
   Increase in net assets derived from Class A transactions     19,662     34,146     10,542     12,050     19,630    11,510
                                                               -------    -------    -------    -------   --------   -------
CLASS D:
   Proceeds from shares issued                                   2,792     10,274      4,679      2,670      7,942     8,220
   Reinvestment of distributions                                    --        428         --         27         --       614
   Cost of shares redeemed                                        (879)    (5,992)      (965)      (110)    (1,332)   (4,203)
                                                               -------    -------    -------    -------   --------   -------
   Increase (Decrease) in net assets derived from
     Class D transactions                                        1,913      4,710      3,714      2,587      6,610     4,631
                                                               -------    -------    -------    -------   --------   -------
   Increase in net assets derived from capital
     share transactions                                         21,575     38,856     14,256     14,637     26,240    16,141
                                                               -------    -------    -------    -------   --------   -------
   Net increase in net assets                                    9,546     48,030      8,376     17,787     17,150    24,201
                                                               -------    -------    -------    -------  ---------   -------
NET ASSETS:
   Beginning of period
                                                                70,961     22,931     22,640      4,853     39,151    14,950
   End of period                                               -------    -------    -------    -------   --------   -------
                                                               $80,507    $70,961    $31,016    $22,640   $ 56,301   $39,151
CAPITAL SHARE TRANSACTIONS:                                    =======    =======    =======    =======   ========   =======
CLASS A:
   Shares issued                                                 2,101      3,089      1,077      1,150      1,928       967
   Shares issued in lieu of cash distributions                      16        120         --         18          1        68
   Shares redeemed                                                (646)      (501)      (254)      (162)      (733)     (249)
                                                               -------    -------    -------    -------   --------   -------
   Total Class A transactions                                    1,471      2,708        823      1,006      1,196       786
                                                               -------    -------    -------    -------   --------   -------
CLASS D:
   Shares issued                                                   211        838        358        223        501       601
   Shares issued in lieu of cash distributions                      --         34         --          2         --        43
   Shares redeemed                                                 (69)      (479)       (82)        (9)       (90)     (292)
                                                               -------    -------    -------    -------   --------   -------
     Total Class D transactions                                    142        393        276        216        411       352
                                                               -------    -------    -------    -------   --------   -------
   Increase in capital shares                                    1,613      3,101      1,099      1,222      1,607     1,138
                                                               =======    =======    =======    =======   ========   =======

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST


FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1998 (UNAUDITED) AND FOR THE PERIODS ENDED MARCH 31,

                                    NET
                                  REALIZED                  DISTRIBU-     NET
           NET ASSET      NET       AND      DISTRIBUTIONS    TIONS      ASSET                              RATIO OF
             VALUE    INVESTMENT UNREALIZED     FROM NET      FROM       VALUE                NET ASSETS    EXPENSES
           BEGINNING    INCOME/   GAINS ON     INVESTMENT    CAPITAL     END OF    TOTAL         END OF    TO AVERAGE
           OF PERIOD    (LOSS)   SECURITIES      INCOME       GAINS      PERIOD    RETURN     PERIOD (000) NET ASSETS
------------------------------------------------------------------------------------------------------------------------


------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------
  CLASS A
  1998      $11.76      $0.20      $(0.14)       $(0.20)     $   --      $11.62      0.49%*     $17,682       0.12%
  1998 #     10.55       0.50        1.46         (0.44)      (0.31)      11.76     19.16        13,862       0.12
  1997(1)#   10.12       0.37        0.27         (0.21)         --       10.55      6.35*        2,983       0.12
  CLASS D
  1998      $11.70      $0.15      $(0.14)       $(0.15)     $   --      $11.56      0.04%*     $ 4,868       1.12%
  1998 #     10.49       0.38        1.46         (0.32)      (0.31)      11.70     17.90         2,600       1.12
  1997(2)#   10.09       0.27        0.30         (0.17)         --       10.49      5.67*          603       1.12

-----------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------
  CLASS A
  1998      $11.31      $0.13      $(0.21)       $(0.13)     $   --      $11.10     (0.75)%*    $25,935       0.12%
  1998 #      9.62       0.33        1.78         (0.27)      (0.15)      11.31     22.35        22,125       0.12
  1997(3)#    9.26       0.26        0.35         (0.18)      (0.07)       9.62      6.54*        5,989       0.12
  CLASS D
  1998      $11.27      $0.08      $(0.21)       $(0.08)     $   --      $11.06     (1.19)%*    $11,081       1.12%
  1998 #      9.58       0.24        1.78         (0.18)      (0.15)      11.27     21.29         5,842       1.12
  1997(4)#    9.33       0.19        0.26         (0.13)      (0.07)       9.58      4.84*        1,704       1.12

---------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
---------------------------------------
  CLASS A
  1998      $12.49      $0.11      $(1.30)       $(0.10)     $   --      $11.20     (9.62)%*    $19,940       0.12%
  1998 #     10.15       0.31        2.28         (0.19)      (0.06)      12.49     25.68        13,255       0.12
  1997(6)#   10.00       0.06        0.14         (0.05)         --       10.15      1.96*           68       0.12
  CLASS D
  1998      $12.38      $0.06      $(1.30)       $(0.04)     $   --      $11.10    (10.05)%*    $ 5,886       1.12%
  1998 #     10.11       0.17        2.28         (0.12)      (0.06)      12.38     24.38         7,001       1.12
  1997(5)#   10.00       0.02        0.13         (0.04)         --       10.11      1.52*           85       1.12

--------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------
  CLASS A
  1998      $13.22      $0.10      $(0.74)       $(0.10)     $   --      $12.48     (4.89)%*    $66,090       0.12%
  1998 #     10.74       0.29        2.76         (0.25)      (0.32)      13.22     29.08        50,677       0.12
  1997(7)#   10.19       0.23        0.50         (0.16)      (0.02)      10.74      7.12*       15,440       0.12
  CLASS D
  1998      $13.16      $0.04      $(0.74)       $(0.05)     $   --      $12.41     (5.38)%*    $21,777       1.12%
  1998 #     10.67       0.18        2.76         (0.13)      (0.32)      13.16     27.99         8,935       1.12
  1997(8)#   10.21       0.15        0.44         (0.11)      (0.02)      10.67      5.71*        6,471       1.12


                             RATIO          RATIO OF
            RATIO OF NET  OF EXPENSES    NET INVESTMENT
             INVESTMENT    TO AVERAGE     INCOME/(LOSS)
              INCOME/      NET ASSETS    TO AVERAGE NET
             (LOSS) TO     (EXCLUDING   ASSETS (EXCLUDING     PORTFOLIO
              AVERAGE      WAIVERS AND     WAIVERS AND        TURNOVER
             NET ASSETS   REIMBURSEMENT)   REIMBURSEMENT)        RATE

-----------------------------------------------------------------------


------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------
  CLASS A
  1998         4.15%            0.40%            3.87%           25%
  1998 #       4.37             1.01             3.48            52
  1997(1)#     4.38             3.65(Dagger)     0.85(Dagger)    27
  CLASS D
  1998         3.14%            1.40%            2.86%           25%
  1998 #       3.35             2.27             2.20            52
  1997(2)#     3.37              N/A(Dbl Dagger)  N/A(Dbl Dagger)27

-----------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------
  CLASS A
  1998         2.63%            0.44%            2.31%           13%
  1998 #       3.12             0.81             2.43            24
  1997(3)#     3.56             2.75(Dagger)     0.93(Dagger)    65
  CLASS D
  1998         1.60%            1.46%            1.26%           13%
  1998 #       2.13             1.91             1.34            24
  1997(4)#     2.60             3.72(Dagger)     0.00(Dagger)    65

---------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
---------------------------------------
  CLASS A
  1998         1.98%            0.48%            1.62%           11%
  1998 #       2.66             0.86             1.92            30
  1997(6)#     2.03              N/A(Dbl Dagger)  N/A(Dbl Dagger) 3
  CLASS D
  1998         1.04%            1.46%            0.70%           11%
  1998 #       1.72             1.93             0.91            30
  1997(5)#     0.60              N/A(Dbl Dagger)  N/A(Dbl Dagger) 3

--------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------
  CLASS A
  1998         1.90%            0.55%            1.47%           15%
  1998 #       2.39             0.74             1.77            20
  1997(7)#     2.64             1.45(Dagger)     1.31(Dagger)    22
  CLASS D
  1998         0.85%            1.53%            0.44%           15%
  1998 #       1.37             1.80             0.69            20
  1997(8)#     1.63             2.57(Dagger)     0.18(Dagger)    22

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



                                    NET
                                  REALIZED                  DISTRIBU-     NET
           NET ASSET      NET       AND      DISTRIBUTIONS    TIONS      ASSET                              RATIO OF
             VALUE    INVESTMENT UNREALIZED     FROM NET      FROM       VALUE                NET ASSETS    EXPENSES
           BEGINNING    INCOME/   GAINS ON     INVESTMENT    CAPITAL     END OF    TOTAL         END OF    TO AVERAGE
           OF PERIOD    (LOSS)   SECURITIES      INCOME       GAINS      PERIOD    RETURN     PERIOD (000) NET ASSETS
------------------------------------------------------------------------------------------------------------------------

-----------------------------
DIVERSIFIED GLOBAL GROWTH FUND
-----------------------------
  CLASS A
  1998      $13.64     $ 0.07      $(1.83)       $(0.06)     $   --      $11.82    (12.99)%*    $66,769       0.12%
  1998 #     10.91       0.22        3.04         (0.19)      (0.34)      13.64     30.38        57,012       0.12
  1997(1)#   10.19       0.15        0.68         (0.10)      (0.01)      10.91      8.10*       16,049       0.12
  CLASS D
  1998      $13.59     $   --      $(1.83)       $   --      $   --      $11.76    (13.47)%*    $13,738       1.12%
  1998 #     10.87       0.10        3.04         (0.08)      (0.34)      13.59     29.22        13,949       1.12
  1997(8)#   10.24       0.06        0.63         (0.05)      (0.01)      10.87      6.69*        6,882       1.12

-----------------------------
DIVERSIFIED GLOBAL STOCK FUND
-----------------------------
  CLASS A
  1998      $13.28     $ 0.01      $(2.21)       $   --      $   --      $11.08    (16.54)%*    $25,582       0.12%
  1998 #     10.04       0.15        3.31         (0.09)      (0.13)      13.28     34.70        19,730       0.12
  1997(10)#  10.00       0.02        0.05         (0.03)         --       10.04      0.67*        4,807       0.12
  CLASS D
  1998      $13.16     $(0.02)     $(2.21)       $   --      $   --      $10.93    (16.95)%*    $ 5,434       1.12%
  1998 #     10.01       0.01        3.31         (0.04)      (0.13)      13.16     33.38         2,910       1.12
  1997(5)#   10.00      (0.03)       0.06         (0.02)         --       10.01      0.31*           46       1.12

---------------------------
DIVERSIFIED U.S. STOCK FUND
---------------------------

  CLASS A
  1998      $16.03     $ 0.02      $(2.11)       $   --      $   --      $13.94    (13.02)%*    $38,730       0.12%
  1998 #     11.38       0.08        5.53         (0.05)      (0.91)      16.03     50.40        25,357       0.12
  1997(9)#   10.27       0.07        1.09         (0.05)         --       11.38     11.33*        9,065       0.12
  CLASS D
  1998      $15.83     $(0.02)     $(2.11)       $   --      $   --      $13.70    (13.46)%*    $17,571       1.12%
  1998 #     11.32      (0.11)       5.53            --       (0.91)      15.83     48.86        13,794       1.12
  1997(4)#   10.36      (0.03)       1.01        $(0.02)         --       11.32      9.43*        5,885       1.12



                             RATIO          RATIO OF
            RATIO OF NET  OF EXPENSES    NET INVESTMENT
             INVESTMENT    TO AVERAGE     INCOME/(LOSS)
              INCOME/      NET ASSETS    TO AVERAGE NET
             (LOSS) TO     (EXCLUDING   ASSETS (EXCLUDING     PORTFOLIO
              AVERAGE      WAIVERS AND     WAIVERS AND        TURNOVER
             NET ASSETS   REIMBURSEENT)   REIMBURSEMENT)        RATE

-----------------------------------------------------------------------


-----------------------------
DIVERSIFIED GLOBAL GROWTH FUND
-----------------------------
  CLASS A
  1998           1.20%         0.51%            0.81%            5%
  1998 #         1.76          0.72             1.16            15
  1997(1)#       1.74          1.53(Dagger)     0.33(Dagger)    13
  CLASS D
  1998           0.22%         1.50%           (0.16)%           5%
  1998 #         0.72          1.76             0.08            15
  1997(8)#       0.71          2.56(Dagger)    (0.73)(Dagger)   13

-----------------------------
DIVERSIFIED GLOBAL STOCK FUND
-----------------------------
  CLASS A
  1998           0.43%         0.63%           (0.08)%          16%
  1998 #         0.85          1.13            (0.16)           10
  1997(10)#      0.65          2.13(Dagger)    (1.36)(Dagger)   --
  CLASS D
  1998          (0.60)%        1.60%           (1.08)%          16%
  1998 #        (0.07)         2.52            (1.47)           10
  1997(5)#      (1.06)          N/A(Dbl Dagger) N/A(Dbl Dagger) --

---------------------------
DIVERSIFIED U.S. STOCK FUND
---------------------------
  CLASS A
  1998           0.59%         0.51%            0.20%           23%
  1998 #         0.57          0.80            (0.11)           21
  1997(9)#       0.72          1.84(Dagger)    (1.00)(Dagger)   28
  CLASS D
  1998          (0.37)%        1.52%           (0.77)%          23%
  1998 #        (0.42)         1.82            (1.12)           21
  1997(4)#      (0.39)         2.75(Dagger)    (2.02)(Dagger)   28


[dagger] RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET
         ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.
[double
 dagger] RATIO IS NOT MEANINGFUL DUE TO LOW LEVEL OF ASSETS AND BECAUSE SEI
         INVESTMENTS WILL BEAR ALL EXPENSES EXCEEDING SPECIFIC LIMITATIONS.
  #  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
  *  TOTAL RETURN HAS NOT BEEN ANNUALIZED.
 (1) COMMENCED OPERATIONS 6/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (2) COMMENCED OPERATIONS 6/21/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (3) COMMENCED OPERATIONS 6/26/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (4) COMMENCED OPERATIONS 7/1/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN
     ANNUALIZED.
 (5) COMMENCED OPERATIONS 12/5/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (6) COMMENCED OPERATIONS 12/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (7) COMMENCED OPERATIONS 6/10/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (8) COMMENCED OPERATIONS 5/30/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (9) COMMENCED OPERATIONS 5/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(10) COMMENCED OPERATIONS 12/9/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1998 (UNAUDITED)

1.   ORGANIZATION
SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995 and had no operations through May 12, 1996, other than those related to organizational matters and the sale of initial shares to SEI Investments Fund Management (the "Manager"). Each Fund and class of shares commenced operations upon the purchase of fund shares other than the initial shares purchased by the Manager. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain of the underlying Portfolios, which are separately- managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares and Class D Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.
     SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in the underlying Portfolios, which are valued at their respective net asset values.
     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises. These reclassifications have no effect on net assets or net asset value per share.
     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported

--------------------------------------------------------------------------------

amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS
Under the Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMC" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.
     Under the Administration Agreement with the Trust, the Manager provides the Trust with overall management services and shareholder servicing. For these services to the Funds, the Manager is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Manager and the Adviser have agreed to waive their fee so that the total annual expenses of each fund will not exceed the expense limitations adopted by the Manager. This waiver may be terminated by the Manager and Adviser at any time at their sole discretion. In the event that the total annual expenses of the Fund, after reflecting a waiver of all fees by the Manager and the Adviser, exceed the specific limitation, the Manager has agreed to bear such excess.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.

4.   ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Trust and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $50,000 for organizational work performed by a law firm of which an officer and Trustee of the Trust are Partners. In addition, there are fees paid to the law firm for current legal services rendered.
     Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 1998 (UNAUDITED)


5.   INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities during the period ended September 30, 1998 were as follows:

                                                   Total
                                                   (000)
                                                  -------
Diversified Conservative Income Fund
PURCHASES...................................     $ 9,286
SALES.......................................       4,146

Diversified Conservative Fund
PURCHASES...................................     $13,888
SALES.......................................       4,185

Diversified Global Moderate Growth Fund
PURCHASES...................................     $10,827
SALES.......................................       2,515

Diversified Moderate Growth Fund
PURCHASES...................................     $44,480
SALES.......................................      10,991

Diversified Global Growth Fund
PURCHASES...................................     $25,643
SALES.......................................       3,948

Diversified Global Stock Fund
PURCHASES...................................     $18,600
SALES.......................................       4,443

Diversified U.S. Stock Fund
PURCHASES...................................     $38,555
SALES.......................................      12,162

At September 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at September 30, 1998 for each Fund is as follows:
                                                  NET
                                              UNREALIZED
                    APPRECIATED  DEPRECIATED APPRECIATION/
                    SECURITIES   SECURITIES (DEPRECIATION)
                       (000)        (000)        (000)
                    -----------  ----------- ------------
Diversified
   Conservative
   Income             $   482      $ (547)     $  (65)
Diversified
   Conservative         1,599      (1,196)        403
Diversified
   Global
   Moderate
   Growth                 560      (2,596)     (2,036)
Diversified
   Moderate
   Growth               3,241      (4,797)     (1,556)
Diversified
   Global
   Growth               3,408      (9,133)     (5,725)
Diversified
   Global Stock           376      (4,767)     (4,391)
Diversified
   U.S. Stock           1,231      (6,276)     (5,045)

                                      NOTES

                                      NOTES

--------------------------
SEI ASSET ALLOCATION TRUST
--------------------------
SEMI-ANNUAL REPORT
--------------------------
SEPTEMBER 30, 1998

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP



THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1[BULLET]800[BULLET]DIAL[BULLET]
SEI/1[BULLET]800[BULLET]342[BULLET]5734

[LOGO OMITTED]
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-118-03